Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2013
Parent Company Only [Abstract]
Statements of Income

Statements of Income

(dollars in thousands)	Years Ended December 31,
Income:	2013	2012	2011

Dividends and interest from subsidiaries	$24,491	24,475	19,635
Net gain on securities transactions	-	-	45
Income from other investments	-	-	1
Total income	24,491	24,475	19,681
Expense:
Operating supplies	81	105	86
Professional services	491	296	362
Miscellaneous expense	1,042	737	555
Total expense	1,614	1,138	1,003
Income before income taxes and subsidiaries'undistributed earnings	22,877	23,337	18,678
Income tax benefit	(548)	(364)	(174)
Income before subsidiaries'undistributed earnings	23,425	23,701	18,852
Equity in undistributed earnings of subsidiaries	16,387	13,833	14,235
Net income	$39,812	37,534	33,087

Statements of Condition

Statements of Condition
(dollars in thousands)	December 31,
Assets:	2013	2012
Cash in subsidiary bank	$15,263	12,950
Investments in subsidiaries	352,717	351,704
Securities available for sale	10	10
Other assets	227	178
Total assets	368,217	364,842
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	6,404	6,044
Total liabilities	6,404	6,044
Shareholders' equity	361,813	358,798
Total liabilities and shareholders'equity	$368,217	364,842

Statements of Cash Flows
Statements of Cash Flows

(dollars in thousands)		Years Ended December 31,
	2013	2012	2011

Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$39,812	37,534	33,087
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(16,387)	(13,833)	(14,235)
Stock based compensation expense	378	405	287
Net gain on securities transactions	-	-	(45)
Net change in other assets and accrued expenses	277	(158)	(232)
Total adjustments	(15,732)	(13,586)	(14,225)
Net cash provided by operating activities	24,080	23,948	18,862
Cash flows from investing activities:
Proceeds from sale of securities available for sale	-	-	372
Investment in bank subsidiary	-	-	(67,000)
Purchases of securities available for sale	-	-	(68)
Net cash used in investing activities	-	-	(66,696)
Cash flows from financing activities:
Proceeds from exercise of stock options and related tax benefits	36	-	-
Dividends paid	(24,711)	(24,574)	(21,320)
Net proceeds from common stock offering	-	-	67,578
Proceeds from sales of treasury stock	2,908	2,913	2,900
Net cash provided by (used in) financing activities	(21,767)	(21,661)	49,158
Net increase in cash and cash equivalents	2,313	2,287	1,324
Cash and cash equivalents at beginning of year	12,950	10,663	9,339
Cash and cash equivalents at end of year	$15,263	12,950	10,663